3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco
direct dial: 215.981.4659
falcoj@pepperlaw.com

June 27, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:                               FundVantage Trust

File Nos. 333-141120 and 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated June 4, 2012, for the Heitman REIT Fund (the “Fund”), a series of the Trust. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

If you have any questions, please contact the undersigned at 215.981.4659.

Very truly yours,

/s/ John P. Falco

John P. Falco
cc:	Mr. Joel L. Weiss

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